Long-Term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Components of Long-Term Debt and Capital Lease Obligations

	December 31,
	2012	2011
7 3/4% senior notes due 2016 (a)	—	220,555
6 3/4% senior notes due 2020	400,000	400,000
6.0% senior notes due 2022	300,000	—
3 3/4% convertible senior subordinated notes due 2012 (b)	—	146,867
Notes payable to former shareholders of acquired businesses	23,000	29,445

Total debt	723,000	796,867
Less current portion	6,000	153,312

Long-term debt, net of current portion	717,000	643,555

Total capital lease obligations	45	94
Less current portion	21	70

Capital lease obligations, net of current portion	24	24

Long-term debt and capital lease obligations, net of current portion	$717,024	$643,579

(a)	Balance at December 31, 2011 includes $215.0 million principal amount of our 2016 Notes plus unamortized deferred gain of $5.6 million.
(b)	Balance at December 31, 2011 includes $149.9 million principal amount of Convertible Notes net of discount of $3.1 million.

Schedule Of Liability And Equity Components Of Convertible Notes

The following table summarizes the liability and equity components of our Convertible Notes at December 31, 2011:

December 31, 2011
Liability component:
Principal	$149,940
Unamortized discount	(3,073)

Balance of 3 3/4% convertible notes due 2012	$146,867

Equity component (recorded in additional paid-in capital)	$18,019

Schedule Of Interest Cost On Convertible Notes

The discount on the liability component was amortized over the remaining term of the Convertible Notes through July 15, 2012 using the effective interest method. The effective interest rate on the Convertible Notes is 7  5/8%. The components of interest cost on the Convertible Notes for the years ended December 31, 2012 and 2011 were as follows:

	Year Ended December 31,
	2012	2011
Contractual interest	$3,038	$5,623
Amortization of debt discount	3,073	5,352
Amortization of deferred note issue costs	251	641

Total interest expense	$6,362	$11,616

Schedule Of Maturities Of Long-Term Debt

For years subsequent to December 31, 2012, scheduled annual maturities of long-term debt outstanding at December 31, 2012 are as follows:

	Long-term Debt	Capital Lease Obligations	Total
2013	$6,000	$21	$6,021
2014	6,000	24	6,024
2015	11,000	—	11,000
2016	—	—	—
2017	—	—	—
Thereafter	700,000	—	700,000

	$723,000	$45	$723,045

6.0% Senior Notes Due 2022
Schedule Of Redemption Price Percentage

The 2022 Notes are subject to redemption at our option, in whole or in part, at any time after November 15, 2017, upon not less than 30 nor more than 60 days prior notice at the following redemption prices (expressed as percentages of the principal amount to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

Year	Redemption Price
2017	103.000%
2018	102.000%
2019	101.000%
2020 and thereafter	100.000%

6 3/4 % Senior Notes Due 2020
Schedule Of Redemption Price Percentage

The 2020 Notes are subject to redemption at our option, in whole or in part, at any time after October 1, 2015, upon not less than 30 nor more than 60 days’ prior notice at the following redemption prices (expressed as percentages of the principal amount to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date:

Year	Redemption Price
2015	103.375%
2016	102.250%
2017	101.125%
2018 and thereafter	100.000%

7 3/4 % Senior Notes Due 2016
Schedule Of Redemption Price Percentage

We had the option to redeem some or all of these notes at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest on the notes redeemed to the applicable redemption date, if redeemed during the twelve month period beginning on October 1, of the years indicated below, subject to the rights of holders of notes on the relevant record date to receive interest, if any, to, but excluding, the relevant interest payment date:

Year	Percentage
2011	103.875%
2012	102.583%
2013	101.292%
2014 and thereafter	100.000%